                         MARTIN CURRIE BUSINESS TRUST
                                  EMEA FUND




                                ANNUAL REPORT

                                APRIL 30, 1999

                                                                MCBT EMEA FUND

------------------------------------------------------------------------------
                                                     PROFILE AT APRIL 30, 1999

OBJECTIVE                     Capital appreciation through investment primarily
                              in equity securities of issuers located in the
                              emerging markets and developing economies in
                              Central and Eastern Europe, the Middle East and
                              Africa.

LAUNCH DATE                   June 25, 1997

FUND SIZE                     $29.1m

PERFORMANCE                   Total return from May 1, 1998 through April 30,
                              1999

                              -    MCBT - EMEA Fund (excluding all transaction fees)                  -16.2%
                              -    MCBT - EMEA Fund (including all transaction fees)                  -18.3%
                              -    Morgan Stanley Capital International - EMEA                        -20.0%

                              Annualized total return from June 25, 1997 through April 30, 1999

                              -    MCBT - EMEA Fund (excluding all transaction fees)                   -4.0%
                              -    MCBT - EMEA Fund (including all transaction fees)                   -5.3%

                              The graph below represents the annualized total return of the portfolio including all transaction fees through September 30, 1998, versus the Morgan
                              Stanley Capital International Emerging Markets
                              Free Index from July 1, 1997 through April 30,
                              1999.

                              -    MCBT - EMEA Fund (excluding all transaction fees)                   -4.4%
                              -    MCBT - EMEA Fund (including all transaction fees)                   -5.7%
                              -    Morgan Stanley Capital International - EMEA                         -6.5%


                                    [CHART]

MCBT EMEA Fund             4/30/99          $8,983
MSCI EMEA Index            4/30/99          $7,487

(a) Performance for the benchmark is not available from June 25, 1997 (commencement of investment operations). For that reason, performance is shown from July 1, 1997.

Performance shown is net of all fees after reimbursement from the Manager. Returns and net asset values of fund investments will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been waived during the period shown. Each performance figure including all transaction fees assumes purchase at the beginning and redemption at the end of the stated period and is calculated using an offering price which prior to October 1, 1998, reflects a transaction fee of 125 basis points on purchase and 125 basis points on redemption. Transaction fees are paid to the Fund to cover trading costs. Transaction fees were eliminated effective October 1, 1998. Past performance is not indicative of future performance.

                                                                MCBT EMEA FUND

------------------------------------------------------------------------------
                                                     PROFILE AT APRIL 30, 1999


PORTFOLIO COMMENTS     EMEA stock markets fell into three categories during
                       the period. Those which were most vulnerable to the crises of 1997 and 1998 were the most volatile.
                       Default on debt and the collapse of the trouble led to a 62% decline in the Russian index(1). TURKEY's chronic fiscal deficit left it exposed to fluctuations in the risk premium applied to emerging markets. And without the prop of adequate central bank reserves, the South
                       African rand was easy prey for currency traders.

                       The second group of countries continued to enjoy reasonable economic growth, but deteriorating current accounts held back their stock markets. Central Europe was caught between evaporating exports to the east and disappointing demand from the west. Low oil prices and tourism receipts left EGYPT with a foreign exchange shortfall.

                       The only markets to produce positive returns were those supported by falling interest rates. GREECE's impending entry into EMU sucked in capital and encouraged individual investors to switch deposits into equities. After a set-back last summer, Israeli inflation and interest rates resumed their downward path.

                       Although we missed rallies in RUSSIA and Turkey early in 1999, our decision to underweight the first group of markets assisted in the fund's out performance. Contribution from stock selection was positive, particularly in Greece where our bank holdings gained between 60% and 140%.

                       OUTLOOK

                       We are most positive on the MIDDLE EAST. An improving political climate, falling real interest rates and undervalued technology stocks justify an overweight position in ISRAEL. We expect privatization and foreign direct investment to lift the brake on EGYPT, the cheapest market in our universe.

                       We suspect that current account worries in POLAND and HUNGARY are overstated. Stronger German demand would be helpful. But in the meantime, long term capital flows will cover the deficits. Telecommunication companies and banks are the best way to play renewed interest from foreign portfolio and strategic investors. The Greek `convergence' story is on track, but is already in the price.

                       SOUTH AFRICA is our preferred choice in the more risky markets. A mix of depressed domestic demand and resurgent exports to Asia has taken pressure off the rand, leaving room for further interest rate cuts.


--------------------------
(1) All price and index changes expressed in US dollars

                                                                MCBT EMEA FUND

------------------------------------------------------------------------------
                                                     PROFILE AT APRIL 30, 1999


INVESTMENT             Chris Butler manages the Fund, assisted by Dariusz
MANAGER PROFILE        Sliwinski.

                       Chris graduated from Edinburgh University in 1989 with a degree in French and European history. He joined Martin Currie's continental European team in 1989 and moved to the UK investment team in 1991. Chris was appointed investment manager in 1993, became asset controller in the emerging markets team in 1995 and was promoted to assistant director in 1997. He is a member of the Institute of Investment Management and Research.

                       Dariusz Sliwinski gained degrees in business administration, European studies and electronic engineering at universities in Poland and Italy. He worked in a number of different industries before becoming an investment manager with Bank Gospodarczy Investment Fund Ltd in Poland in 1994. He moved to Warsaw-based Consortium Raiffeisen Atkins in 1995 as a senior investment manager. He joined Martin Currie in 1997 as an investment manager in the emerging markets team.

                                                                MCBT EMEA FUND

------------------------------------------------------------------------------
                                                     PROFILE AT APRIL 30, 1999
ASSET ALLOCATION
(% of net assets)

                                  [PIE CHART]

Europe              35%
Africa              31%
Middle East         27%
Other Areas          4%
Other Net Assets     3%

LARGEST HOLDINGS
BY REGION/COUNTRY                                                                  % OF NET ASSETS
              EUROPE

              Alpha Credit Bank                             (Greece)                       5.9
              Hellenic Telecommunication
              Organization SA (OTE)                         (Greece)                       5.0
              Pliva D.D., GDR                               (Croatia)                      3.3
              Lukoil Holding, ADR                           (Russia)                       3.1


              AFRICA

              Anglo American Corporation                    (South Africa)                 4.6
              Billiton, PLC                                 (South Africa)                 4.6
              Sasol Limited                                 (South Africa)                 4.6


              MIDDLE EAST

              Orbotech                                      (Israel)                       5.0
              EFG Hermes Holding SAE, GDR                   (Egypt)                        3.4
              Torah Portland Cement                         (Egypt)                        3.3


              OTHER AREAS

              Near East Opportunities Fund                  (Investment Company)           3.7

                                                                MCBT EMEA FUND

------------------------------------------------------------------------------
                                                       SCHEDULE OF INVESTMENTS
                                                                APRIL 30, 1999

                                                                        SHARES          VALUE
                                                                        ------          -----
COMMON STOCK, RIGHTS, AND WARRANTS - 96.7%
AFRICA - 31.2%
     KENYA - 3.0%
       KENYA AIRWAYS                                                 4,208,244      $    497,649
       KENYA COMMERCIAL BANK                                           550,738           366,344
                                                                                    ------------
         TOTAL KENYA - (COST $1,205,682)                                                 863,993
                                                                                    ------------
     MAURITIUS - 1.7%
       MAURITIUS COMMERCIAL BANK                                       133,258           507,928
                                                                                    ------------
         TOTAL MAURITIUS - (COST $587,130)                                               507,928
                                                                                    ------------
     SOUTH AFRICA - 26.5%
       ANGLO AMERICAN CORPORATION                                       25,947         1,338,925
       BILLITON, PLC                                                   400,000         1,354,150
       LIBERTY LIFE ASSOCIATION OF AFRICA LIMITED                       56,000           807,099
       NEDCOR LIMITED                                                   59,500         1,300,493
       SANLAM LIMITED *                                                800,000           784,881
       SASOL LIMITED                                                   190,000         1,342,646
       SOUTH AFRICAN BREWERIES LIMITED *                                94,000           787,839
                                                                                    ------------
         TOTAL SOUTH AFRICA - (COST $6,070,288)                                        7,716,033
                                                                                    ------------
TOTAL AFRICA - (COST  $7,863,100)                                                      9,087,954
                                                                                    ------------
EUROPE - 35.0%
     CROATIA - 3.3%
       PLIVA D.D., GDR                                                  61,500           972,930
                                                                                    ------------
         TOTAL CROATIA - (COST $1,050,413)                                               972,930
                                                                                    ------------
     CZECH REPUBLIC - 2.6%
       CESKE RADIOKOMUNIKACE *                                          20,860           766,605
                                                                                    ------------
         TOTAL CZECH REPUBLIC - (COST $448,490)                                          766,605
                                                                                    ------------

     GERMANY - 1.4%
       BERENBERG HELLAS OLYMPIA FUND                                     4,177           417,298
                                                                                    ------------
         TOTAL GERMANY - (COST $228,965)                                                 417,298
                                                                                    ------------

     GREECE - 12.4%
       ALPHA CREDIT BANK, GDR                                           24,244         1,730,590
       HELLENIC TELECOMMUNICATION ORGANIZATION SA (OTE)                 63,000         1,461,551
       NATIONAL BANK OF GREECE SA, GDR (A)                              30,240           413,683
       NATIONAL BANK OF GREECE SA, RIGHTS 5/28/1999 *                    1,845             5,358
                                                                                    ------------
         TOTAL GREECE - (COST $2,522,697)                                              3,611,182
                                                                                    ------------

     HUNGARY - 4.6%
       MAGYAR OLAJ-ES GAZIPARI RT., GDR                                 36,500           820,520
       MATAV RT., ADR                                                   18,000           506,250
                                                                                    ------------
         TOTAL HUNGARY - (COST $1,146,125)                                             1,326,770
                                                                                    ------------

See notes to financial statements.

                                                                MCBT EMEA FUND

------------------------------------------------------------------------------
                                                       SCHEDULE OF INVESTMENTS
                                                                APRIL 30, 1999

                                                                        SHARES          VALUE
                                                                        ------          -----
EUROPE - CONTINUED
     LUXEMBOURG - 2.9%
       MINORCO SA                                                       33,000      $    828,661
                                                                                    ------------
         TOTAL LUXEMBOURG - (COST $567,838)                                              828,661
                                                                                    ------------
     POLAND - 2.9%
       TELEKOMUNIKACJA POLSKA SA , GDR *                               135,000           837,000
                                                                                    ------------
         TOTAL POLAND - (COST $601,300)                                                  837,000
                                                                                    ------------
     RUSSIA - 3.8%
       BRUNSWICK RUSSIAN GROWTH FUND *                                   2,465           200,744
       LUKOIL HOLDING, ADR                                              24,000           906,375
                                                                                    ------------
         TOTAL RUSSIA - (COST $1,620,000)                                              1,107,119
                                                                                    ------------
     UNITED KINGDOM - 1.1%
       ORYX FUND *                                                      25,500           331,500
                                                                                    ------------
         TOTAL UNITED KINGDOM - (COST $459,000)                                          331,500
                                                                                    ------------
TOTAL EUROPE - (COST  $8,644,828)                                                     10,199,065
                                                                                    ------------
MIDDLE EAST - 26.8%
     EGYPT - 13.2%
       EFG HERMES HOLDING SAE, GDR *                                    93,575           989,088
       EGYPT TRUST                                                      16,500           180,675
       EGYPTIAN COMPANY FOR MOBILE SERVICES *                           44,321           591,719
       HELIOPOLIS HOUSING & DEVELOPMENT COMPANY                          8,545           431,904
       INTERNATIONAL FOODS COMPANY *                                    14,800           173,903
       ORASCOM CONSTRUCTION INDUSTRIES *                                30,000           385,621
       THE EGYPT FUND *                                                  8,912           129,224
       TORAH PORTLAND CEMENT                                            48,421           963,356
                                                                                    ------------
         TOTAL EGYPT - (COST $4,614,555)                                               3,845,490
                                                                                    ------------

     ISRAEL - 10.7%
       BANK LEUMI LE-ISREAL, WARRANTS 12/31/1999 *                     480,000           117,321
       DISCOUNT INVESTMENT CORPORATION                                  20,307           734,993
       ECI TELECOMMUNICATIONS                                           13,500           497,813
       I.T. INTERNATIONAL THEATRES LIMITED *                            28,000           305,200
       ORBOTECH LIMITED *                                               30,500         1,464,000
                                                                                    ------------
         TOTAL ISRAEL - (COST $2,991,712)                                              3,119,327
                                                                                    ------------
     TURKEY - 2.9%
       CARSI BUYUK MAGAZACILIK                                       4,909,000           266,208
       DOGAN YAYIN HOLDING *                                        80,000,000           592,048
                                                                                    ------------
         TOTAL TURKEY - (COST $1,089,504)                                                858,256
                                                                                    ------------
TOTAL MIDDLE EAST - (COST  $8,695,771)                                                 7,823,073
                                                                                    ------------

See notes to financial statements.

                                                                MCBT EMEA FUND

------------------------------------------------------------------------------
                                                       SCHEDULE OF INVESTMENTS
                                                                APRIL 30, 1999

                                                                        SHARES          VALUE
                                                                        ------          -----
OTHER AREAS - 3.7%
     INVESTMENT COMPANIES - 3.7%
       NEAR EAST OPPORTUNITIES FUND (b)*                                70,000      $  1,089,900
                                                                                    ------------


         TOTAL INVESTMENT COMPANIES - (COST $1,086,400)                                1,089,900
                                                                                    ------------

TOTAL OTHER AREAS - (COST  $1,086,400)                                                 1,089,900
                                                                                    ------------

COMMON STOCK, RIGHTS, AND WARRANTS - (COST $26,290,099) +                             28,199,992
                                                                                    ------------

TOTAL INVESTMENTS - (COST  $26,290,099) - 96.7%                                       28,199,992
CASH, RECEIVABLES AND OTHER ASSETS, LESS LIABILITIES - 3.3%                              949,337
                                                                                    ------------

NET ASSETS - 100.0%                                                                 $ 29,149,329
                                                                                    ------------
                                                                                    ------------

*      Non-income producing security.

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of this security amounted to $413,683 or 1.4% of net assets.

(b) Martin Currie Investment Management Ltd., which is affiliated to Martin Currie Inc., provides investment management services to the Near East Opportunities Fund. Martin Currie Inc. does not receive advisory fees on the portion of net assets represented by affiliated investment companies.

+ Percentages of long term investments are presented in the portfolio by country. Percentages of long term investments by industry are as follows: Air Travel 1.7%, Banks 15.2%, Brewery 2.7%, Broadcasting 2.6%, Building & Construction 1.3%, Cement 3.3%, Diversified 4.6%, Drugs & Health Care 3.3%, Electronics 5.0%, Financial Services 3.4%, Food & Beverages 0.6%, Insurance 5.5%, Investment Companies 8.1%, Mining 12.1%, Miscellaneous 1.5%, Oil & Gas 10.5%, Retail 0.9%,Telecommunications 13.4%, Theaters 1.0%.

ADR    American Depositary Receipts.
GDR    Global Depositary Receipts.


See notes to financial statements.

                                                                MCBT EMEA FUND

------------------------------------------------------------------------------
                                           STATEMENT OF ASSETS AND LIABILITIES
                                                                APRIL 30, 1999

ASSETS

    Investments in securities, at value (cost $26,290,099) (Note B)                                     $   28,199,992

    Foreign currency, at value (cost $2,893,964) (Note B)                                                    2,873,900

    Receivable for investments sold                                                                          1,127,295

    Receivable for currency sold                                                                             1,570,907

    Dividend and interest receivable                                                                           109,155
                                                                                                        --------------
       TOTAL ASSETS                                                                                         33,881,249
                                                                                                        --------------
LIABILITIES

    Payable to custodian bank                                                                                2,566,516

    Payable for investments purchased                                                                          399,000

    Payable for currency purchased                                                                           1,567,274

    Management fee payable (Note C)                                                                            149,940

    Administration fee payable (Note C)                                                                          4,775

    Trustees fees payable (Note C)                                                                               1,087

    Accrued expenses and other liabilities                                                                      43,328
                                                                                                        --------------
       TOTAL LIABILITIES                                                                                     4,731,920
                                                                                                        --------------
TOTAL NET ASSETS                                                                                        $   29,149,329
                                                                                                        --------------
                                                                                                        --------------

COMPOSITION OF NET ASSETS:

    Paid-in-capital                                                                                     $   36,158,518

    Undistributed net investment loss                                                                          (58,942)

    Accumulated net realized loss on investment and foreign currency transactions                           (8,839,139)

    Net unrealized appreciation on investment and foreign currency transactions                              1,888,892
                                                                                                        --------------

TOTAL NET ASSETS                                                                                        $   29,149,329
                                                                                                        --------------
                                                                                                        --------------

NET ASSET VALUE PER SHARE                                                                               $         8.48
                                                                                                        --------------
                                                                                                        --------------
($29,149,329 / 3,438,208 shares of beneficial interest outstanding)

See notes to financial statements.

                                                                MCBT EMEA FUND

------------------------------------------------------------------------------
                                                       STATEMENT OF OPERATIONS
                                             FOR THE YEAR ENDED APRIL 30, 1999

INVESTMENT INCOME

    Interest income                                                                         $      77,108

    Dividend income                                                                             1,404,390

    Foreign taxes withheld                                                                        (85,150)
                                                                                            --------------
       TOTAL INVESTMENT INCOME                                                                  1,396,348
                                                                                            --------------
EXPENSES

    Management fee (Note C)                                                                       669,841

    Custodian fee                                                                                 182,689

    Administration fee (Note C)                                                                    55,818

    Audit fee                                                                                      24,793

    Legal fees                                                                                      5,553

    Transfer agent fee                                                                              6,545

    Trustees fees (Note C)                                                                          2,777

    Miscellaneous expenses                                                                         17,032
                                                                                            --------------
       TOTAL EXPENSES                                                                             965,048
                                                                                            --------------
NET INVESTMENT INCOME                                                                             431,300
                                                                                            --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY

    Net realized loss on investments                                                           (8,264,440)

    Net realized loss on foreign currency transactions                                           (372,629)

    Net unrealized appreciation (depreciation) on:

       Investments                                                                             (2,430,849)

       Foreign currency transactions                                                                3,157
                                                                                            --------------
NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                                     (11,064,761)
                                                                                            --------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                                                  $ (10,633,461)
                                                                                            --------------
                                                                                            --------------

See notes to financial statements.

                                                                MCBT EMEA FUND

------------------------------------------------------------------------------
                                            STATEMENT OF CHANGES IN NET ASSETS


                                                                                    Year                June 25, 1997*
                                                                                    Ended                   Through
                                                                                April 30, 1999           April 30, 1998
                                                                                --------------          ---------------
NET ASSETS at beginning of period                                               $   78,938,181          $             0
                                                                                --------------          ---------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

    Net investment income                                                              431,300                  407,606

    Net realized gain (loss) on investment transactions                             (8,264,440)               3,158,791

    Net realized loss on foreign currency transactions                                (372,629)                (114,819)

    Net unrealized appreciation (depreciation) on:

       Investments                                                                  (2,430,849)               4,340,742

       Foreign currency transactions                                                     3,157                  (24,158)
                                                                                --------------          ---------------

    Net increase (decrease) in net assets from operations                          (10,633,461)               7,768,162
                                                                                --------------          ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

    Net investment income                                                             (587,624)                (138,147)

    In excess of net investment income                                                (241,285)                       -

    Net realized gains                                                              (1,950,436)              (1,216,047)
                                                                                --------------          ---------------

    Total distributions                                                             (2,779,345)              (1,354,194)
                                                                                --------------          ---------------

CAPITAL SHARE TRANSACTIONS:

    Net proceeds from sales of shares                                                1,691,242               84,237,826

    Reinvestment of dividends and distributions to shareholders                      2,754,167                1,345,957

    Cost of shares repurchased                                                     (41,098,987)             (13,910,000)

    Paid in capital from subscription and redemption fees                              277,532                  850,430
                                                                                --------------          ---------------

    Total increase (decrease) in net assets from capital share transactions        (36,376,046)              72,524,213
                                                                                --------------          ---------------

NET INCREASE (DECREASE) IN NET ASSETS                                              (49,788,852)              78,938,181
                                                                                --------------          ---------------

NET ASSETS at end of period (includes undistributed net investment
    income (loss) of $(58,942) and $156,324, respectively)                      $   29,149,329          $    78,938,181
                                                                                --------------          ---------------
                                                                                --------------          ---------------


OTHER INFORMATION:

CAPITAL SHARE TRANSACTIONS:

    Shares sold                                                                        220,107                8,454,754

    Shares issued in reinvestment of distributions to shareholders                     375,739                  140,350

    Less shares repurchased                                                         (4,430,285)              (1,322,457)
                                                                                --------------          ---------------

    Net share transactions                                                          (3,834,439)               7,272,647
                                                                                --------------          ---------------
                                                                                --------------          ---------------

*Commencement of investment operations

See notes to financial statements.

                                                                MCBT EMEA FUND

------------------------------------------------------------------------------
                                                          FINANCIAL HIGHLIGHTS
                                        FOR A SHARE OUTSTANDING FOR THE PERIOD


                                                                                   Year                  June 25, 1997*
                                                                                   Ended                     through
                                                                              April 30, 1999             April 30, 1998
                                                                            -----------------           -----------------
PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period                                        $          10.850           $          10.000
                                                                            -----------------           -----------------

Net investment income                                                                   0.119                       0.041

Net realized and unrealized gain (loss) on investment

     and foreign currency transactions                                                 (2.041)                      0.887
                                                                            -----------------           -----------------

Total from investment operations                                                       (1.922)                      0.928
                                                                            -----------------           -----------------

Less distributions:

     Net investment income                                                             (0.112)                     (0.020)

     In excess of net investment income                                                (0.046)                         -

     Net realized gains                                                                (0.371)                     (0.175)
                                                                            -----------------           -----------------

Total distributions                                                                    (0.529)                     (0.195)
                                                                            -----------------           -----------------

Paid in capital from subscription and redemption fees (Note B)                          0.081                       0.117
                                                                            -----------------           -----------------

Net asset value, end of period                                              $           8.480           $          10.850
                                                                            -----------------           -----------------
                                                                            -----------------           -----------------

TOTAL INVESTMENT RETURN (1) (2)                                                        (16.20)%                     10.71%
                                                                            -----------------           -----------------
                                                                            -----------------           -----------------

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period                                                   $      29,149,329           $      78,938,181

Operating expenses, net, to average net assets (Note C)                                  2.13%                       1.93%(3)

Operating expenses, gross, to average net assets (Note C)                                2.13%                       1.93%(3)

Net investment income to average net assets                                              0.95%                       0.84%(3)

Portfolio turnover rate                                                                   117%                         81%
--------------------------------------------------------------------------------------------------------------------------

*    Commencement of investment operations.

(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees.
(2)  Periods less than one year are not annualized.
(3)  Annualized.


See notes to financial statements.

                                                                 MCBT EMEA FUND

-------------------------------------------------------------------------------
                                                  NOTES TO FINANCIAL STATEMENTS

NOTE A - ORGANIZATION
Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers five funds which have differing investment objectives and policies: Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Asia Pacific ex Japan Fund (formerly "Emerging Asia Fund") and EMEA Fund, (the "Funds"). The MCBT EMEA Fund (the "Fund") commenced investment operations on June 25, 1997. The Fund's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into forward foreign currency contracts.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

                                                                MCBT EMEA FUND

------------------------------------------------------------------------------
                                     NOTES TO FINANCIAL STATEMENTS (Continued)

FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency.

Although forward currency contracts limit the risk of loss due to a decline in the value of hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to additional risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no open forward foreign currency contracts at April 30, 1999.

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a particular Fund are either split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be reinvested in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement either to receive cash in respect of all distributions or to receive cash with respect to distributions of income and to reinvest in shares of the Fund with respect to distributions of realized capital gains. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for passive foreign investment companies (PFIC's), foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

PURCHASES AND REDEMPTIONS OF FUND SHARES - Effective through September 30, 1998, there was a purchase premium for cash investments into the Fund of 1.25% of the amount invested and a redemption fee on cash redemptions of 1.25% of the amount redeemed. All purchase premiums and redemption fees were paid to and retained by the Fund and recorded as paid-in-capital. These fees were intended to offset brokerage and transaction costs arising in connection with the purchase and redemption. The purchase and redemption fees could be waived by the Manager, however, if these brokerage and transaction costs were minimal or in other circumstances at the Manager's discretion. Effective October 1, 1998, the Fund eliminated all such fees. For the period ended September 30, 1998, $1,363 was collected in purchase premiums and $276,169 was collected in redemption fees.

INCOME TAXES - Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their taxable income, including realized capital gains, if any, for the fiscal year. In addition, by distributing substantially all of their net investment income, realized capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax.

                                                                MCBT EMEA FUND

------------------------------------------------------------------------------
                                     NOTES TO FINANCIAL STATEMENTS (Continued)

INCOME TAXES (CONTINUED) - The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned. As of April 30, 1999, the Fund has a realized capital loss carryforward, for Federal income tax purposes, of $7,932,761 (expires April 30, 2007), available to be used to offset future realized capital gains. As of April 30, 1999, the Fund has elected for Federal income tax purposes to defer a $906,378 current year post October 31 capital loss as though the loss was incurred on the first day of the next fiscal year.

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.

NOTE C - AGREEMENTS AND FEES
The Fund has entered into a Management Contract with Martin Currie Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 1.50% of the Fund's average net assets.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive aggregate annual fees of $20,000 ($10,000 per Trustee).

NOTE D - INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the year ended April 30, 1999 were $48,429,811 and $83,015,070, respectively.

The identified cost of investments in securities and repurchase agreements owned for federal income tax purposes and their respective gross unrealized appreciation and depreciation at April 30, 1999, were as follows:

               IDENTIFIED                    GROSS UNREALIZED                  NET UNREALIZED
                  COST                 APPRECIATION    (DEPRECIATION)           APPRECIATION
             ---------------           ------------    --------------          ---------------
             $    26,871,512          $   4,331,341   $   (3,002,861)          $    1,328,480

NOTE E - PRINCIPAL SHAREHOLDERS
As of April 30, 1999, there were three shareholders who owned greater than 10% of the Fund's outstanding shares, representing 55% of the Fund.

NOTE F - CONCENTRATION OF RISK
The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange) in emerging markets. Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

                                                                MCBT EMEA FUND

------------------------------------------------------------------------------
                                     NOTES TO FINANCIAL STATEMENTS (Continued)


CONCENTRATION OF RISK (CONTINUED) - The risks of investing in foreign securities may be heightened in the case of investments in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization, restrictions on foreign ownership, imposition of withholding taxes on dividend or interest payments and capital gains, or prohibitions on repatriation of assets, and may have less protection for property rights than more developed countries. Political change or instability may adversely affect the economies and securities markets of such countries. The economies of individual countries may differ favorably or unfavorably and significantly from the U. S. economy in such respects as growth of gross domestic product or gross national product, diversification, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, dependence on foreign assistance, vulnerability to change in trade conditions, structural unemployment and balance of payments position.

------------------------------------------------------------------------------

ADDITIONAL FEDERAL TAX INFORMATION - (UNAUDITED)
The Fund intends to make an election under Internal Revenue Code 853 to pass through foreign taxes paid by the Fund to its shareholders. During the year ended April 30, 1999, the total amount of foreign taxes that will be passed through to the shareholders and the foreign source income for information reporting purposes will be $83,963 (of the total $85,150 taxes withheld) and $1,193,121, respectively.

                         REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of the
Martin Currie Business Trust - EMEA Fund


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the EMEA Fund (the "Fund") at April 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
June 24, 1999

                         MARTIN CURRIE BUSINESS TRUST


                             --------------------



                             TRUSTEES AND OFFICERS

                  C. James P. Dawnay, TRUSTEE AND PRESIDENT *
                           Simon D. Eccles, TRUSTEE
                        Patrick R. Wilmerding, TRUSTEE
                Colin Winchester, VICE PRESIDENT AND TREASURER
                        J. Grant Wilson, VICE PRESIDENT
                         Julian M.C. Livingston, CLERK

                             * INTERESTED TRUSTEE

                             --------------------



                              INVESTMENT MANAGER

                              Martin Currie, Inc.
                                 Saltire Court
                               20 Castle Terrace
                               Edinburgh EH1 2ES
                                   Scotland
                              011-44-131-229-5252

                               Regulated by IMRO

                  Registered Investment Adviser with the SEC

                             --------------------



------------------------------------------------------------------------------
The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Private Placement Memorandum which contains important information concerning the Fund and its current offering of shares.
------------------------------------------------------------------------------